UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22582

Western Asset Middle Market Income Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 47TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: April 30

Date of reporting period: July 1, 2021–June 30, 2022

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22582
Reporting Period: 07/01/2021 - 06/30/2022
Western Asset Middle Market Income Fund Inc.

================= Western Asset Middle Market Income Fund Inc. =================

OASIS PETROLEUM INC.

Ticker:       OAS            Security ID:  674215207
Meeting Date: JUN 28, 2022   Meeting Type: SPECIAL
Record Date:  MAY 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve the issuance of shares of    FOR       FOR          Management
      common stock of Oasis Petroleum Inc.
      ("Oasis"), par value $0.01 per share
      ("Oasis common stock"), to
      stockholders of Whiting Petroleum
      Corporation ("Whiting"), in connection
      with the transactions pursuant to the
      terms
2     To approve the amendment of the         FOR       FOR          Management
      Amended and Restated Certificate of
      Incorporation of Oasis to increase the
      number of authorized shares of Oasis
      common stock from 60,000,000 shares to
      120,000,000 shares, in connection with
      the transactions pursuant to the

--------------------------------------------------------------------------------

OPTION CARE HEALTH, INC.

Ticker:       OPCH           Security ID:  68404L201
Meeting Date: MAY 18, 2022   Meeting Type: ANNUAL
Record Date:  MAR 22, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Anita M. Allemand                       FOR       FOR          Management
2     John J. Arlotta                         FOR       FOR          Management
3     Elizabeth Q. Betten                     FOR       FOR          Management
4     Elizabeth D. Bierbower                  FOR       FOR          Management
5     Natasha Deckmann                        FOR       FOR          Management
6     Aaron Friedman                          FOR       FOR          Management
7     David W. Golding                        FOR       FOR          Management
8     Harry M. J. Kraemer Jr.                 FOR       FOR          Management
9     R. Carter Pate                          FOR       FOR          Management
10    John C. Rademacher                      FOR       FOR          Management
11    Nitin Sahney                            FOR       FOR          Management
12    Timothy Sullivan                        FOR       FOR          Management
13    Mark Vainisi                            FOR       FOR          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Income Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 19, 2022